Other Financial Assets - Summary of Changes in Allowance for Impairment Losses (Detail) - Other financial assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Balance at beginning of year	¥ 10,145	¥ 10,964	¥ 11,731
Remeasurement	284	343	219
Write-offs	(6,194)	(1,179)	(936)
Exchange differences on translating foreign operations	(2)	17	(50)
Balance at end of year	¥ 4,233	¥ 10,145	¥ 10,964